Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest income	$ 751	$ 1,026	$ 1,266
Discount on marketable securities, net	(358)	(561)	(758)
Exchange rate differences, net	(236)	(148)	(95)
Bank charges	(122)	(97)	(150)
Financial income, net	$ 35	$ 220	$ 263